SHARE-BASED COMPENSATION - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted in period		0	0	0
Total unrecognized compensation cost related to non-vested stock options		¥ 0
Two Thousand Nineteen Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted in period	108,400
Options exercise price	¥ 0.875
RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units exercised		1,960
Aggregate intrinsic value		¥ 157,938
Total unrecognized compensation cost		0
Total share-based compensation cost		157,938	¥ 59,083	¥ 49,973
Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation cost		¥ 0	¥ 39	¥ 4,380